Pre-Offering Related Compensation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Change in value of Class B liability awards	$ 0	$ (4,931)		$ 41,942	$ 29,884
Class B award modification expense	0	0		287,292	0
Amortization expense on pre-offering Class B awards	23,851	0		27,848	0
Pre-offering related compensation-share-based awards	23,851	(4,931)		357,082	29,884	101,682	(21,082)	79,071
Pre-offering related compensation - other	0	13,747		143,035	21,895	54,153	55,714	17,578
Total pre-offering related compensation	23,851	8,816		500,117	51,779
Cash incentive compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-offering related compensation - other	0	0		56,788	0
Bonus make-whole compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-offering related compensation - other	0	0		20,520	0
Class B Liability Awards | Distributions on liability awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-offering related compensation - other	$ 0	$ 13,747		$ 65,727	$ 21,895